Commitments	12 Months Ended
Feb. 28, 2026
Commitments [Abstract]
COMMITMENTS	34. COMMITMENTS Other than the lease commitments disclosed in Note 16, as at February 28, 2026 and 2025, the Group has no outstanding commitments for capital expenditure.